S000002884 [Member] Investment Objectives and Goals - BlackRock Government Money Market V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Government Money Market V.I. Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Government Money Market V.I. Fund (the “Fund”) is to seek to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing.